Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedules of Diversification of Portfolio, by Region and Property Type
The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2019:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	13.1%	18.8%	5.3%	—%	37.2%
Apartment	10.1%	7.7%	7.4%	1.0%	26.2%
Retail	6.9%	3.9%	7.7%	0.8%	19.3%
Industrial	9.0%	1.6%	4.7%	0.5%	15.8%
Other(2)	0.5%	0.4%	0.6%	—%	1.5%
Total	39.6%	32.4%	25.7%	2.3%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interests in Storage Portfolio investments, a hotel investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI